DELAWARE GROUP® GOVERNMENT FUND

Delaware Emerging Markets Debt Fund (the “Fund”)

Supplement to the Fund’s Statement of Additional Information
dated November 27, 2015

The following information replaces the section of the Fund's Statement of Additional Information entitled "Portfolio Managers —Other Accounts Managed”:

The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of July 31, 2015 unless otherwise noted. Any accounts managed in a personal capacity appear under "Other Accounts" along with the other accounts managed on a professional basis. The personal account information is current as of June 30, 2015.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance Based-Fees	Total Assets in Accounts with Performance- Based Fees
Adam H. Brown
Registered Investment Companies	8	$3.1 billion	0	$0
Other Pooled Investment Vehicles	5	$1.0 billion	2	$519.8 million
Other Accounts	14	$110.1 million	0	$0
Craig C. Dembek
Registered Investment Companies	10	$4.5 billion	0	$0
Other Pooled Investment Vehicles	1	$16.8 billion	1	$16.8 million
Other Accounts	1	Under $1 million	0	$0
Roger A. Early
Registered Investment Companies	14	$24.4 billion	0	$0
Other Pooled Investment Vehicles	4	$676.4 million	0	$0
Other Accounts	52	$6.2 billion	0	$0
Paul Grillo
Registered Investment Companies	15	$22.7 billion	0	$0
Other Pooled Investment Vehicles	10	$1.1 billion	0	$0
Other Accounts	20	$913.1 million	0	$0
J. David Hillmeyer
Registered Investment Companies	9	$13.8 billion	0	$0
Other Pooled Investment Vehicles	3	$330.1 million	0	$0
Other Accounts	18	$1.8 billion	1	$616.3 million
Paul A. Matlack
Registered Investment Companies	13	$5.2 billion	0	$0
Other Pooled Investment Vehicles	10	$959.6 million	0	$0
Other Accounts	3	$110.1 million	0	$0
John P. McCarthy
Registered Investment Companies	10	$4.5 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0

Other Accounts	3	Under $1 million	0	$0
Christopher M. Testa
Registered Investment Companies	17	$23.8 billion	0	$0
Other Pooled Investment Vehicles	11	$991.1 million	0	$0
Other Accounts	19	$1.4 billion	1	$616.3 million
Mansur Rasul*
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Chungwei Hsia*
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Sean Simmons*
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
*Mansur Rasul, Chungwei Hsia and Sean Simmons became portfolio managers of Delaware Emerging Markets Debt Fund in July 2016.  Information for Mr. Rasul, Hsia and Simmons is as of June 30, 2016.

Please keep this Supplement for future reference.

This Supplement is dated August 1, 2016.